SHARE CAPITAL (Details) - Schedule of Authorised Share Capital - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sterling
Authorised share capital	£ 1,694	£ 1,694	£ 1,694
Ordinary shares of 1 Pound each, 1650 million
Sterling
Authorised share capital	1,650	1,650	1,650
Preference shares of 25p each, 175 million
Sterling
Authorised share capital	44	44	44
United States of America, Dollars | Preference shares of 25 cents each, 160 million
Sterling
Authorised share capital	40	40	40
Euro Member Countries, Euro | Preference shares of 25 cents each, 160 million
Sterling
Authorised share capital	40	40	40
Japan, Yen | Preference shares of ¥25 each, 50 million
Sterling
Authorised share capital	£ 1,250	£ 1,250	£ 1,250